Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets
Schedule of changes in goodwill and intangible assets

	Goodwill	Intangible assets				Total
		Lloyd's	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships	names(1)	and other(1)
Balance - January 1, 2021	3,126.3	503.2	867.5	1,153.3	578.8	6,229.1
Additions	60.7	—	17.8	27.9	264.3	370.7
Disposals(2)	(28.9)	—	(25.1)	(64.0)	(7.5)	(125.5)
Amortization	—	—	(96.6)	—	(342.8)	(439.4)
Impairments(3)	(52.1)	—	—	(33.1)	(0.1)	(85.3)
Foreign exchange effect and other	(21.2)	—	(2.7)	3.2	(0.7)	(21.4)
Balance - December 31, 2021	3,084.8	503.2	760.9	1,087.3	492.0	5,928.2

Gross carrying amount	3,214.1	503.2	1,338.5	1,139.2	1,427.0	7,622.0
Accumulated amortization	—	—	(577.4)	—	(915.4)	(1,492.8)
Accumulated impairment	(129.3)	—	(0.2)	(51.9)	(19.6)	(201.0)
	3,084.8	503.2	760.9	1,087.3	492.0	5,928.2

	Goodwill	Intangible assets				Total
		Lloyd's	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships	names(1)	and other(1)
Balance - January 1, 2020	2,997.3	503.2	969.8	1,181.1	542.7	6,194.1
Additions	182.1	—	(1.0)	0.1	221.0	402.2
Disposals(2)	(30.3)	—	—	—	(66.5)	(96.8)
Amortization	—	—	(100.4)	—	(115.6)	(216.0)
Impairments(3)	(33.0)	—	(2.1)	(44.7)	(6.3)	(86.1)
Foreign exchange effect and other	10.2	—	1.2	16.8	3.5	31.7
Balance - December 31, 2020	3,126.3	503.2	867.5	1,153.3	578.8	6,229.1

Gross carrying amount	3,199.6	503.2	1,383.6	1,200.4	1,210.4	7,497.2
Accumulated amortization	—	—	(513.7)	—	(611.9)	(1,125.6)
Accumulated impairment	(73.3)	—	(2.4)	(47.1)	(19.7)	(142.5)
	3,126.3	503.2	867.5	1,153.3	578.8	6,229.1
(1)	Indefinite-lived intangible assets not subject to amortization had an aggregate carrying value at December 31, 2021 of $1,686.2 (December 31, 2020 - $1,751.6).
(2)	During 2021 the company sold the operations of Toys “R” Us Canada and Fairfax India sold its 48.8% equity interest in Privi as described in note 23. During 2020 AMAG Insurance settled its bancassurance agreement with PT Bank Pan Indonesia Tbk, received cash consideration of $66.3 and recorded a net gain of $3.2 on disposal of the intangible asset.
(3)	Non-cash impairment charges recorded in operating expenses and in other expenses in the consolidated statement of earnings by the insurance and reinsurance companies and Non-insurance companies reporting segment, respectively.

Schedule goodwill and intangible asset allocation to CGUs

	December 31, 2021			December 31, 2020
		Intangible			Intangible
	Goodwill	assets	Total	Goodwill	assets	Total
Insurance and reinsurance companies
Allied World	940.0	565.8	1,505.8	940.0	611.7	1,551.7
Brit	215.6	580.5	796.1	200.2	581.1	781.3
Zenith National	317.6	84.4	402.0	317.6	93.2	410.8
Crum & Forster	189.1	91.0	280.1	188.8	104.2	293.0
Northbridge	94.9	121.3	216.2	95.4	105.5	200.9
Odyssey Group	119.7	54.9	174.6	119.7	57.3	177.0
All other(1)	95.9	116.3	212.2	148.4	64.2	212.6
	1,972.8	1,614.2	3,587.0	2,010.1	1,617.2	3,627.3
Non-insurance companies
Recipe	321.2	980.5	1,301.7	280.9	1,011.0	1,291.9
Farmers Edge	208.3	16.0	224.3	202.6	17.0	219.6
Thomas Cook India	142.1	54.5	196.6	144.6	56.3	200.9
AGT	154.4	34.9	189.3	168.5	47.1	215.6
Boat Rocker	89.1	90.2	179.3	90.1	230.8	320.9
All other(2)	196.9	53.1	250.0	229.5	123.4	352.9
	1,112.0	1,229.2	2,341.2	1,116.2	1,485.6	2,601.8
	3,084.8	2,843.4	5,928.2	3,126.3	3,102.8	6,229.1
(1)	Comprised primarily of balances related to AMAG Insurance, Pacific Insurance and Eurolife, and U.S. Run-off in 2020.
(2)	Comprised primarily of balances related to Dexterra Group, Pethealth, Privi (deconsolidated on April 29, 2021), Mosaic Capital (deconsolidated on August 5, 2021), and Sterling Resorts.